Voya Strategic Income Opportunities Fund Annual Fund Operating Expenses - Class A C I R R6 and W Shares [Member] - Voya Strategic Income Opportunities Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	0.87%	[1]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	0.87%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	1.62%	[1]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	1.62%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	0.62%	[1]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	0.62%	[1]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	1.12%	[1]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	1.12%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.55%	[1]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	0.55%	[1]
Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	0.62%	[1]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	0.62%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 1.40%, 0.60%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, and Class W shares, respectively, through August 1, 2026. The expense limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’ s Board of Trustees ( the “ Board ” ) who are not “ interested persons, ” as that term is defined in the 1940 Act, and Acquired Fund Fees and Expenses . Termination or modification of this obligation requires approval by the Fund’s Board.